Organization and Business Description (Details)	Jun. 30, 2026
m-FINANCE Limited (“m-FINANCE”)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
m-FINANCE Trading Technologies Limited (“mFTT”)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
Omegatraders Systems Limited (“OTX “)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
iBCH Inc. (formerly known as "Master Info Limited") (“iBCH”)
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
CAT Strategy Limited ("CAT")
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
Bit Bros Inc. ("BBI")
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
MFI Holdings Limited ("MHL")
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%
MFI (Bermuda) Limited ("MBL")
Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%